Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segments [Abstract]
Schedule of Revenues and Gross Profit Segments	Revenues and gross profit segments consisted of the following (in thousands):
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022
Revenue by Segment
Indoor Intelligence	$840	$1,337	$2,749	$2,734
SAVES	743	727	1,461	1,461
Shoom	474	512	951	1,030
Total segment revenue	$2,057	$2,576	$5,161	$5,225

Gross profit by Segment
Indoor Intelligence	$597	$804	$1,891	$1,741
SAVES	655	481	1,274	974
Shoom	415	435	816	857
Gross profit by Segment	$1,667	$1,720	$3,981	$3,572

Income (loss) from operations by Segment
Indoor Intelligence	$(6,733)	$(8,646)	$(14,849)	$(17,660)
Saves	(144)	(975)	(439)	(1,379)
Shoom	220	248	449	428
Loss from operations by Segment	$(6,657)	$(9,373)	$(14,839)	$(18,611)
Revenue, gross profit, and income (loss) from operations by segment consisted of the following (in thousands):
	For the Years Ended December 31,
	2022	2021
Revenue by Segment
Indoor Intelligence	$14,614	$11,046
Saves	2,775	2,938
Shoom	2,029	2,011
Total segment revenue	$19,418	$15,995
Less discontinued operations	(8,470)	(6,368)
Total segment revenue, continuing operations	$10,948	$9,627

Gross profit by Segment
Indoor Intelligence	$10,411	$7,833
Saves	1,781	2,072
Shoom	1,737	1,716
Gross profit by Segment	$13,929	$11,621
Less discontinued operations	(6,406)	(4,722)
Gross profit by Segment, continuing operations	$7,523	$6,899

Income (loss) from operations by Segment
Indoor Intelligence	$(53,602)	$(72,174)
Saves	(3,876)	(1,515)
Shoom	778	946
Loss from operations by Segment	$(56,700)	$(72,743)
Less discontinued operations	27,894	42,922
Loss from operations by Segment, continuing operations	$(28,806)	$(29,821)